Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,493,000
Previously Paid Amount	0.00
Total Fee Amount	1,912.68
Total Offset Amount	0.00
Net Fee	1,912.68
Narrative - Max Aggregate Offering Price	$ 12,493,000
Final Prospectus	true